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                SECURITIES AND EXCHANGE COMMISSION

                      Washington, D.C.  20549

                             Form N-1A

                   REGISTRATION STATEMENT UNDER

                THE INVESTMENT COMPANY ACT OF 1940           X

                          AMENDMENT NO. _


                       TAX-FREE INCOME TRUST
        (Exact Name of Registrant as Specified in Charter)


            IDS Tower 10, Minneapolis, MN  55440-0010
       (Address of Principal Executive Offices)  (Zip Code)

 Registrant's Telephone Number, including Area Code:  612-671-2772
                        Eileen J. Newhouse
            IDS Tower 10, Minneapolis, MN  55440-0010
              (Name and Address of Agent for Service)

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                              PART A

Item 1-3. Responses to Items 1 through 3 have been omitted pursuant to Paragraph 4 of Instruction F of the General Instructions to Form N-1A.

Item 4.        General Description of Registrant.

Tax-Free Income Trust (the Trust) is an open-end management investment company organized as a Massachusetts business trust on Oct. 2, 1995. The Trust consists of one series: Aggressive Tax-Free Income Portfolio (the Portfolio). The Portfolio issues units of beneficial interest without any sales charge. Units in the Portfolio are issued solely in private placement transactions that do not involve any public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the 1933 Act). Investments in the Portfolio may be made only by investment companies, common or commingled trust funds or similar organizations or entities that are accredited investors within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any security within the meaning of the 1933 Act. Organizations or entities that become holders of units of beneficial interest of the Trust are referred to herein as unitholders.

Goals and types of Portfolio investments and their risks

The Portfolio seeks to provide unitholders with a high yield
generally exempt from federal income taxes.   The Portfolio is a
diversified mutual fund that usually invests in medium- and lower-quality bonds and notes issued by or on behalf of state and local governmental units whose interest generally is exempt from federal income tax. The Portfolio also may invest in derivative instruments and money market instruments.

Because investments involve risk, the Portfolio cannot guarantee achieving its goal. Some of the Portfolio's investments may be considered speculative and involve additional investment risks.
The foregoing investment goal is a fundamental policy of the Portfolio, which may not be changed unless authorized by a majority of the outstanding voting securities.

Investment policies and risks

Under normal market conditions, the Portfolio will invest at least 80% of its net assets in bonds and notes issued by or on behalf of state and local governmental units whose interest is exempt from federal income tax (according to the opinion of counsel for the issuer) and is not subject to the alternative minimum tax. This policy cannot be changed without approval of a majority of the outstanding voting securities. Other investments include derivative instruments, money market instruments and bonds subject to the alternative minimum tax computation.

The various types of investments described above that the portfolio manager uses to achieve investment performance are explained in more detail in the next section and in Part B of this Registration Statement.
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Facts about investments and their risks

Bonds and notes exempt from federal income taxes: The price of bonds generally falls as interest rates increase, and rises as interest rates decrease. The price of bonds or notes also fluctuates if the credit rating is upgraded or downgraded. The price of bonds or notes below investment grade may react more to the ability of a company to pay interest or principal when due than to changes in interest rates. They have greater price fluctuations, are more likely to experience a default, and sometimes are referred to as junk bonds. Reduced market liquidity for these bonds may occasionally make it more difficult to value them.

The Portfolio usually invests in medium- and lower-quality notes rated A, BBB or BB by Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Services, Inc., or in securities the portfolio manager believes have similar qualities even though they are not rated or have been given a lower rating by a rating agency. The Portfolio invests in higher-quality bonds and notes when the difference in yield between higher- and lower-quality securities does not warrant the increase in risk or there is not an adequate supply of lower-quality securities. Securities that are subsequently downgraded in quality may continue to be held by the Portfolio and will be sold only when the investment manager believes it is advantageous to do so.

               Aggressive Tax-Free Income Portfolio
                    Bond ratings and holdings
            for the calendar year ending Dec. 31, 1995

                                        Percent of
                                        net assets
                                        in unrated
          S&P Rating     Protection of  securities
Percent of(or Moody's    principal and  assessed by
net assetsequivalent)    interest       the Advisor
          AAA            Highest quality
          AA             High quality
          A              Upper medium grade
          BBB            Medium grade
          BB             Moderately speculative
          B              Speculative
          CCC            Highly speculative
          CC             Poor quality
          C              Lowest quality
          D              In default
          Unrated        Unrated securities

(The information in the table above relates to IDS High Yield Tax-Exempt Fund, a fund that transferred its assets to Aggressive Tax-Free Income Portfolio on _______, 1996. See Description of bond ratings for further information.)

Bonds sold at a deep discount: Some bonds are sold at deep discounts because they do not pay interest until maturity. They include zero coupon bonds and PIK (pay-in-kind) bonds. To comply with tax laws, the Portfolio has to recognize a computed amount of interest income and pay dividends to unitholders even though no cash has been received. In some instances, the Portfolio may have to sell securities to have sufficient cash to pay the dividends.

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Concentration: The Portfolio may invest more than 25% of its total assets in industrial revenue bonds, but it does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry or state. As the similarity in issuers increases, the potential for fluctuation in the net asset value also increases.

Derivative instruments: The portfolio manager may use derivative instruments in addition to securities to achieve investment performance. Derivative instruments include futures, options and forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment and a daily change in price based on or derived from a security, a currency, a group of securities or currencies, or an index. A number of strategies or combination of instruments can be used to achieve the desired investment performance characteristics. A small change in the value of the underlying security, currency or index will cause a sizable gain or loss in the price of the derivative instrument. Derivative instruments allow the portfolio manager to change the investment performance characteristics very quickly and at lower costs. Risks include losses of premiums, rapid changes in prices, defaults by other parties, and inability to close such instruments. The Portfolio will use derivative instruments only to achieve the same investment performance characteristics it could achieve by directly holding those securities and currencies permitted under the investment policies. The Portfolio will designate cash or appropriate liquid assets to cover its portfolio obligations. The use of derivative instruments may produce taxable income. No more than 5% of the Portfolio's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions. The Portfolio is not limited as to the percentage of its assets that may be invested in permissible investments, including derivatives, except as otherwise explicitly provided in Part A or Part B of this Registration Statement. For descriptions of these and any other types of derivative instruments, see "Descriptions of derivative instruments" and Part B of this Registration Statement.

Securities and derivative instruments that are illiquid: A security or derivative instrument is illiquid if it cannot be sold quickly in the normal course of business. Some investments cannot be resold to the U.S. public because of their terms or government regulations. All securities and derivative instruments, however, can be sold in private sales, and many may be sold to other institutions and qualified buyers or on foreign markets. The portfolio manager will follow guidelines established by the board and consider relevant factors such as the nature of the security and the number of likely buyers when determining whether a security is illiquid.

No more than 10% of the Portfolio's net assets will be held in securities and derivative instruments that are illiquid.

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Money market instruments: Short-term tax-exempt debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Under extraordinary conditions where, in the opinion of the portfolio manager, appropriate short-term tax-exempt securities are not available, the Portfolio is authorized to make certain taxable investments as described in Part B of this Registration Statement.

The investment policies described above may be changed by the board.

Lending portfolio securities: The Portfolio may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. Unless holders of a majority of the outstanding voting securities approve otherwise, loans may not exceed 30% of the Portfolio's net assets.

Description of bond ratings

Bond ratings concern the quality of the issuing state or local governmental unit. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change, which could affect its price. Ratings by Moody's Investors Service, Inc. are Aaa, Aa, A, Baa, Ba, B, Caa, Ca and C. Ratings by Standard & Poor's Corporation are AAA, AA, A, BBB, BB, B, CCC, CC, C and D. The following is a compilation of the two agencies' rating descriptions. For further information, see Part B of this Registration Statement.

Aaa/AAA - Judged to be of the best quality and carry the smallest degree of investment risk. Interest and principal are secure.

Aa/AA - Judged to be high-grade although margins of protection for interest and principal may not be quite as good as Aaa or AAA rated securities.

A - Considered upper-medium grade. Protection for interest and principal is deemed adequate but may be susceptible to future impairment.

Baa/BBB - Considered medium-grade obligations. Protection for interest and principal is adequate over the short-term; however, these obligations may have certain speculative characteristics.

Ba/BB - Considered to have speculative elements. The protection of interest and principal payments may be very moderate.

B - Lack characteristics of more desirable investments. There may be small assurance over any long period of time of the payment of interest and principal.

Caa/CCC - Are of poor standing. Such issues may be in default or there may be risk with respect to principal or interest.

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Ca/CC - Represent obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C - Are obligations with a higher degree of speculation. These securities have major risk exposures to default.

D - Are in payment default. The D rating is used when interest payments or principal payments are not made on the due date.

Non-rated securities will be considered for investment when they possess a risk comparable to that of rated securities consistent with the Portfolio's objectives and policies. When assessing the risk involved in each non-rated security, the Portfolio will consider the financial condition of the issuer or the protection afforded by the terms of the security.

Definitions of zero-coupon and pay-in-kind securities

A zero-coupon security is a security that is sold at a deep discount from its face value and makes no periodic interest payments. The buyer of such a security receives a rate of return by gradual appreciation of the security, which is redeemed at face value on the maturity date.

A pay-in-kind security is a security in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.

Descriptions of derivative instruments

What follows are brief descriptions of derivative instruments the Portfolio may use. At various times the Portfolio may use some or all of these instruments and is not limited to these instruments. It may use other similar types of instruments if they are consistent with the Portfolio's investment goal and policies. For more information on these instruments, see Part B of this Registration Statement.

Options and futures contracts. An option is an agreement to buy or sell an instrument at a set price during a certain period of time. A futures contract is an agreement to buy and sell an instrument for a set price on a future date. The Portfolio may buy and sell options and futures contracts to manage its exposure to changing interest rates, security prices and currency exchange rates. Options and futures may be used to hedge the Portfolio's investments against price fluctuations or to increase market exposure.

Asset-backed and mortgage-backed securities. Asset-backed securities include interests in pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases on various types of real and personal property, receivables from revolving credit (credit card) agreements or other categories of receivables. Mortgage-backed securities include collateralized mortgage obligations and stripped mortgage-backed securities. Interest and principal payments depend on payment of the underlying loans or mortgages. The value of these securities may also be PAGE 7 affected by changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. The non-mortgage related asset-backed securities do not have the benefit of a security interest in the related collateral. Stripped mortgage-backed securities include interest only (IO) and principal only (PO) securities. Cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments on the underlying mortgage loans or mortgage-backed securities.

Indexed securities. The value of indexed securities is linked to currencies, interest rates, commodities, indexes or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself.

Inverse floaters. Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters.

Structured products. Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option or a forward contract embedded in a note or any of a wide variety of debt, equity and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market and defaults by other parties.

Item 5.   Management of the Fund.

The Advisor

The Trust has a board of trustees, which has the primary responsibility for the overall management of the Portfolio and for electing its officers who are responsible for administering day-to-day operations.

American Express Financial Corporation, a provider of financial services since 1894 (the Advisor), serves as the investment manager for the Portfolio. The Advisor, located at IDS Tower 10, Minneapolis, MN 55440-0010, is a wholly owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. The Portfolio may pay brokerage commissions to broker-dealer affiliates of the Advisor.

The Trust, on behalf of the Portfolio, pays the Advisor for managing the assets of the Portfolio. Under its Investment Management Services Agreement, the Advisor determines which PAGE 8 securities will be purchased, held or sold by the Portfolio (subject to the direction and control of the board of trustees). The Advisor is paid a fee for these services based on the average daily net assets of the Portfolio, as follows:

Assets        Annual rate at
(billions)    each asset level
First $1.0          0.490%
Next   1.0          0.465
Next   1.0          0.440
Next   3.0          0.415
Next   3.0          0.390
Over   9.0          0.360

Under the agreement, the Portfolio also pays taxes, brokerage commissions and nonadvisory expenses.

Under a Transfer Agency and Administration Agreement, the Advisor provides transfer agent services (handling unitholder accounts) and administrative services.

Portfolio manager

Kurt Larson joined the Advisor in 1961 and serves as vice president and senior portfolio manager. He has managed the assets of Aggressive Tax-Free Income Portfolio since 1979.

Item 5A. Response to Item 5A has been omitted pursuant to Paragraph 4 of Instruction F of the General Instructions to Form N-1A.

Item 6.   Capital Stock and Other Securities.

The Trust is an open-end, management investment company organized as a Massachusetts business trust on Oct. 2, 1995 and is registered under the Investment Company Act of 1940, as amended (the 1940
Act). The Trust is authorized to issue an unlimited number of units of beneficial interest. Currently, the Trust has one series, the Portfolio. All units of the Trust have one vote, and, when issued, are fully paid, non-assessable, and redeemable. The units have cumulative voting rights. Additional series may be added in the future by the board of trustees, the assets and liabilities of which will be separate and distinct from any other series.

Unitholder investments in the Trust may not be transferred, but a unitholder may withdraw all or any portion of its investment at any time at net asset value. Unitholders in the Trust will each be liable for all obligations of the Trust. However, the risk of a unitholder in the Trust incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

Under the anticipated method of operation of the Trust, the Portfolio will be a partnership that is not subject to any federal income tax. However, each unitholder in the Portfolio will be taxable on its share (as determined in accordance with the governing instruments of the Trust) of the Portfolio's ordinary income and capital gain pursuant to the rules governing the PAGE 9 unitholders. The determination of the unitholder's share will be made in accordance with the Internal Revenue Code of 1986, as amended (the Code), regulations promulgated thereunder and the Declaration of Trust.

The Portfolio's taxable year-end will be Nov. 30. It is intended that the Portfolio's assets, income and distributions will be managed in such a way that a unitholder in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code assuming that the unitholder invested all of its assets in the Portfolio.

There are certain tax issues that will be relevant to only certain of the unitholders, specifically, unitholders who contribute assets rather than cash to the Portfolio. It is intended that contributions of assets will not be taxable provided certain requirements are met. Such unitholders are advised to consult their own tax advisors as to the tax consequences of an investment in the Portfolio.

Item 7.   Purchase of Securities Being Offered.

The Portfolio's units have not been registered under the 1933 Act, which means that its units may not be sold publicly. However, the Portfolio may sell its units through private placements pursuant to available exemptions from that Act.

Units of the Portfolio are sold only to other investment companies and certain institutional investors. All units are sold without a sales charge. Units are purchased at the net asset value next determined after the Portfolio receives the order in proper form. All investments in the Portfolio are credited to the unitholder's account in the form of full and fractional units of the Portfolio (rounded to the nearest 1/1000 of a unit). The Portfolio does not issue stock certificates.

Units of the Portfolio may be purchased (minimum investment of $5,000,000 initially with no minimum on subsequent investments) at their current net asset value, without a sales charge.

Net asset value (NAV) is the total value of the Portfolio's investments and other assets, less any liabilities, divided by the number of units outstanding. The NAV is the price at which Portfolio units are purchased and the price received when units are redeemed. The number of units outstanding is equal to the net value, in dollars, of the Portfolio. Accordingly, the net asset value of a single unit will always be $1.00. The Portfolio's net asset value (assets less liabilities) is calculated at the close of business, normally 3 p.m. Central time, each business day (any day the New York Stock Exchange is open). The value of the Portfolio's assets generally declines as interest rates increase and rises as interest rates decline.

American Express Financial Advisors Inc. (the Placement Agent), a wholly owned subsidiary of the Advisor, serves as the Placement
Agent for the Trust.  The Placement Agent is located at IDS Tower
10, Minneapolis, MN 55440-0010.

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Item 8.   Redemption or Repurchase.

As stated above in response to Item 7, the Portfolio's units have not been registered under the 1933 Act, which means that its units are restricted securities that may not be sold unless registered or pursuant to an available exemption from that Act.

Redemptions are processed on any date on which the Portfolio is open for business and are effected at the Portfolio's net asset value next determined after the Portfolio receives a redemption request in good form.

Payment for redeemed units will be made promptly, but in no event later than seven days after receipt of the redemption request in good form. However, the right of redemption may be suspended or the date of payment postponed in accordance with the rules under the 1940 Act. The Portfolio reserves the right upon 30-days' written notice to redeem, at net asset value, the units of any unitholder whose account has a value of less than $1,000,000 as a result of voluntary redemptions. Redemptions are taxable events, and the amount received upon redemption may be more or less than the amount paid for the units depending upon the fluctuations in the market value of the assets owned by the Portfolio.

Item 9.   Pending Legal Proceedings.

Not Applicable.
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                              PART B


Item 10:  Cover Page
          Not applicable.

Item 11:  Table of Contents
          Not applicable.

Item 12:  General Information and History
          Not applicable.

Item 13:  Investment Objectives and Policies

Please refer to Item 4 of Part A for the objectives of the Portfolio.

Investment Policies applicable to the Portfolio:

These are investment policies in addition to those presented in Part A. The policies below are fundamental policies of the Portfolio and may be changed only with unitholder approval. Unless holders of a majority of the outstanding units agree to make the change, the Portfolio will not:

'Act as an underwriter (sell securities for others). However, under the securities laws, the Portfolio may be deemed to be an underwriter when it purchases restricted securities directly from the issuer and later resells them.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Portfolio has not borrowed in the past and has no present intention to borrow.

'Make cash loans, if the total commitment amount exceeds 5% of the Portfolio's total assets.

'Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. Government, its agencies or instrumentalities, and except that up to 25% of the Portfolio's total assets may be invested without regard to this 5% limitation. For purposes of this policy, the terms of a municipal security determine the issuer.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from buying or selling options and futures PAGE 12 contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Lend portfolio securities in excess of 30% of its net assets. The current policy of the board is to make these loans, either long- or short-term, to broker-dealers. In making such loans the Portfolio gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of trustees. If the market price of the loaned securities goes up, the Portfolio will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Portfolio receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the investment manager believes the opportunity for additional income outweighs the risks.

The following policies are non-fundamental and may be changed without unitholder approval. Unless changed by the board, the Portfolio will not:

'Buy on margin or sell short, but it may enter into interest rate future contracts.

'Pledge or mortgage its assets beyond 15% of total assets. If the Portfolio were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this restriction, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.

'Invest more than 5% of its total assets in securities whose issuer or guarantor of principal and interest has been in operation for less than three years.

'Invest in voting securities, securities of investment companies or exploration or development programs, such as oil, gas or mineral leases.

'Invest more than 5% of its net assets in warrants. Under one state's law, no more than 2% of the Portfolio's net assets may be invested in warrants not listed on the New York or American Stock
Exchange.

'Invest more than 10% of the Portfolio's net assets in securities and derivative instruments that are illiquid. In determining the liquidity of municipal lease obligations, the Advisor, under guidelines established by the board, will consider the essential nature of the leased property, the likelihood that the municipality will continue appropriating funding for the leased property, and other relevant factors related to the general credit quality of the municipality and the marketability of the municipal lease obligation. For purposes of complying with Ohio law, the Portfolio will not invest more than 15% of its total assets in a combination of illiquid securities, 144A securities and securities of companies, including any predecessor, that has a record of less than three years continuous operations.
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The Portfolio may invest up to 20% of its net assets in certain taxable investments for temporary defensive purposes. It may purchase short-term U.S. and Canadian government securities. It may invest in bank obligations including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and letters of credit. The issuing bank or savings and loan generally must have capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment.

The Portfolio may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's or S&P or the equivalent. It also may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. Repurchase agreements involve investments in debt securities where the seller (broker-dealer or bank) agrees to repurchase the securities from the Portfolio at cost plus an agreed-to interest rate within a specified time. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Portfolio's ability to liquidate the security involved could be impaired, and it might subsequently incur a loss if the value of the security declines or if the other party to a repurchase agreement defaults on its obligation.

The Portfolio may invest in commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933 (4(2) paper). In determining the liquidity of 4(2) paper, the Advisor, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

For a description of short-term securities and options and interest rate futures contracts, see descriptions below.

DESCRIPTION OF SHORT-TERM SECURITIES

Short-term Tax-exempt Securities

A portion of the Portfolio's assets are in cash and short-term securities for day-to-day operating purposes. The investments will usually be in short-term municipal bonds and notes. These include:

(1) Tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes on a future date.

(2) Bond anticipation notes sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future.

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(3) Revenue anticipation notes issued in anticipation of revenues from sources other than taxes, such as federal revenues available under the Federal Revenue Sharing Program.

(4) Tax and revenue anticipation notes issued in anticipation of revenues from taxes and other sources of revenue, except bond placements.

(5)  Construction loan notes insured by the Federal Housing
Administration which remain outstanding until permanent financing by the Federal National Mortgage Association (FNMA) or the
Government National Mortgage Association (GNMA) at the end of the project construction period.

(6) Tax-exempt commercial paper with a stated maturity of 365 days or less issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

(7) Project notes issued by local housing authorities to finance urban renewal and public housing projects. These notes are guaranteed by the full faith and credit of the U.S. government.

(8) Variable rate demand notes, on which the yield is adjusted at periodic intervals not exceeding 31 days and on which the principal may be repaid after not more than seven days' notice, are considered short-term regardless of the stated maturity.

Short-term Taxable Securities and Repurchase Agreements

Depending on market conditions, a portion of the Portfolio's investments may be in short-term taxable securities. These include:

(1) Obligations of the U.S. government, its agencies and instrumentalities resulting principally from lending programs of the U.S. government;

(2) U.S. Treasury bills with maturities up to one year. The difference between the purchase price and the maturity value or resale price is the interest income to the Portfolio;

(3) Certificates of deposit or receipts with fixed interest rates issued by banks in exchange for deposit of funds;

(4) Bankers' acceptances arising from short-term credit arrangements designed to enable business to obtain funds to finance commercial transactions;

(5) Letters of credit which are short-term notes issued in bearer form with a bank letter of credit obligating the bank to pay the bearer the amount of the note;

(6) Commercial paper rated in the two highest grades by Standard & Poor's or Moody's. Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large well-known corporations and finance companies. These ratings reflect a review of management, economic evaluation of the industry competition, liquidity, long-term debt and ten-year earning trends; PAGE 15
Standard & Poor's rating A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong.

Standard & Poor's ratings A-2 indicates that capacity for timely payment on issues with this designation is strong.

Moody's rating Prime-1 (P-1) indicates a superior capacity for repayment of short-term promissory obligations.

Moody's rating Prime-2 (P-2) indicates a strong capacity for repayment of short-term promissory obligations.

(7) Repurchase agreements involving acquisition of securities by the Portfolio with a concurrent agreement by the seller, usually a bank or securities dealer, to reacquire the securities at cost plus interest within a specified time. From this investment, the Portfolio receives a fixed rate of return that is insulated from market rate changes while it holds the security.

OPTIONS AND INTEREST RATE FUTURES CONTRACTS

The Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. The Portfolio may enter into interest rate futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the Portfolio could be required to buy or sell securities at disadvantageous prices, thereby incurring losses.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition the buyer generally pays a broker a commission. The writer receives a premium, less a commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.
PAGE 16
Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options and futures contracts may benefit the Portfolio and its unitholders by improving the Portfolio's liquidity and by helping to stabilize the value of its net assets.

Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, the Portfolio pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record-keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by the Portfolio for investment purposes. Options permit the Portfolio to experience the change in the value of a security with a relatively small initial cash investment. The risk the Portfolio assumes when it buys an option is the loss of the premium. To be beneficial to the Portfolio, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and subsequent sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Writing covered options. The Portfolio will write covered options when it feels it is appropriate and will follow these guidelines:

'Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with the Portfolio's goal.

'All options written by the Portfolio will be covered. For covered call options if a decision is made to sell the security, the Portfolio will attempt to terminate the option contract through a closing purchase transaction.

'The Portfolio will write options only as permitted under federal or state laws or regulations, such as those that limit the amount of total assets subject to the options. While no limit has been set by the Portfolio, it will conform to the requirements of certain states. For example, California limits the writing of options to 50% of the assets of a portfolio.

PAGE 17
Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since the Portfolio is taxed as a regulated investment company under the Internal Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.

If a covered call option is exercised, the security is sold by the Portfolio. The Portfolio will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis.

Options on many securities are listed on options exchanges. If the Portfolio writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and asked prices.

FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. They have been established by boards of trade which have been designated contracts markets by the Commodity Futures Trading Commission (CFTC). Futures contracts trade on these markets in a manner similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on such debt securities as long-term U.S. Treasury bonds, Treasury notes, GNMA modified pass-through mortgage-backed securities, three-month U.S. Treasury bills and bank certificates of deposit. While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, the futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by the Portfolio entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Portfolio immediately is paid the difference and realizes a gain. If the offsetting purchase price exceeds the sale price, the Portfolio pays the difference and realizes a loss. Similarly, closing out a futures contract purchase is effected by the Portfolio entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Portfolio realizes a gain, and if the offsetting sale price is less than the purchase price, the Portfolio realizes a loss. At the time a futures contract is made, a good-faith deposit called initial margin is set up within a segregated account at the Portfolio's custodian bank. The initial margin deposit is approximately 1.5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day the Portfolio would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash markets.
PAGE 18
The purpose of a futures contract, in the case of a portfolio holding long-term debt securities, is to gain the benefit of changes in interest rates without actually buying or selling long-term debt securities. For example, if the Portfolio owned long-term bonds and interest rates were expected to increase, it might enter into futures contracts to sell securities which would have much the same effect as selling some of the long-term bonds it owned.

Futures contracts are based on types of debt securities referred to above, which have historically reacted to an increase or decline in interest rates in a fashion similar to the debt securities the Portfolio owns. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the Portfolio's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. If, on the other hand, the Portfolio held cash reserves and interest rates were expected to decline, the Portfolio might enter into interest rate futures contracts for the purchase of securities. If short-term rates were higher than long-term rates, the ability to continue holding these cash reserves would have a very beneficial impact on the Portfolio's earnings. Even if short-term rates were not higher, the Portfolio would still benefit from the income earned by holding these short-term investments. At the same time, by entering into futures contracts for the purchase of securities, the Portfolio could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio's cash reserves could then be used to buy long-term bonds on the cash market. The Portfolio could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase or by buying bonds with long maturities and selling bonds with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool, given the greater liquidity in the futures market than in the cash market, it might be possible to accomplish the same result more easily and more quickly. Successful use of futures contracts depends on the investment manager's ability to predict the future direction of interest rates. If the investment manager's prediction is incorrect, the Portfolio would have been better off had it not entered into futures contracts.

OPTIONS ON FUTURES CONTRACTS. Options give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date
(within nine months of the date of issue) whether to enter into such a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Furthermore, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily PAGE 19 and that change is reflected in the net asset value of the Portfolio.

RISKS. There are risks in engaging in each of the management tools described above. The risk the Portfolio assumes when it buys an option is the loss of the premium paid for the option. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

The risk involved in writing options on futures contracts the Portfolio owns, or on securities held in its portfolio, is that there could be an increase in the market value of such contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. The Portfolio could enter into a closing transaction by purchasing an option with the same terms as the one it had previously sold. The cost to close the option and terminate the Portfolio's obligation, however, might be more or less than the premium received when it originally wrote the option. Furthermore, the Portfolio might not be able to close the option because of insufficient activity in the options market.

A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of the securities. The correlation may be distorted because the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

Another risk is that the Portfolio's investment manager could be incorrect in anticipating as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if the Portfolio sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and interest rates declined instead, the Portfolio would lose money on the sale.

TAX TREATMENT. As permitted under federal income tax laws, the Portfolio intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Portfolio being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income-tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether such option is a section 1256 contract. If the option is a non-equity option, the Portfolio will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code may also limit the Portfolio's ability to engage in futures contracts and related options transactions. For example, at the PAGE 20 close of each quarter of the Portfolio's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, the Portfolio may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. The Portfolio also may be restricted in purchasing put options for the purpose of hedging underlying securities because of applying the short sale holding period rules with respect to such underlying securities.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Portfolio's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

The portfolio turnover rate for the following calendar years was:

                                  199_           199_
                                      %              %

Turnover rates are based on the turnover rates of IDS High Yield
Tax-Exempt Fund, which transferred all of its assets to the Portfolio on ____________, for periods prior to ____ (the
Portfolio's commencement of operations).  A higher turnover rate
(in excess of 100%) results in higher fees and expenses.

Item 14:  Management of the Fund

BOARD MEMBERS AND OFFICERS

The following is a list of the Trust's board members and officers, who are also board members and officers of all other Trusts in the Trust Group of Funds and all funds in the IDS MUTUAL FUND GROUP.
All units have cumulative voting rights with respect to the election of board members.

Trustees and Officers

Lynne V. Cheney+'
Born in 1941.
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C.
PAGE 21
Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, and FPL Group, Inc. (holding company for Florida Power and Light), and the Interpublic Group of Companies, Inc. (advertising).

William H. Dudley+**
Born in 1932.
2900 IDS Tower
Minneapolis, MN

Executive vice president and director of AEFC.

Robert F. Froehlke+
Born in 1922.
1201 Yale Place
Minneapolis, MN

Former president of all funds in the IDS MUTUAL FUND GROUP. Director, the ICI Mutual Insurance Co., Institute for Defense Analyses, Marshall Erdman and Associates, Inc. (architectural engineering) and Public Oversight Board of the American Institute of Certified Public Accountants.

David R. Hubers**
Born in 1943.
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.
Previously, senior vice president, finance and chief financial officer of AEFC.

Heinz F. Hutter+
Born in 1929.
P.O. Box 5724
Minneapolis, MN

President and chief operating officer, Cargill, Incorporated
(commodity merchants and processors) from February 1991 to September 1994. Executive vice president from 1981 to February
1991.

Anne P. Jones+
Born in 1935.
5716 Bent Branch Rd.
Bethesda, MD

Attorney and telecommunications consultant. Former partner, law firm of Sutherland, Asbill & Brennan. Director, Motorola, Inc. and C-Cor Electronics, Inc.

Donald M. Kendall'
Born in 1921.
PepsiCo, Inc.
Purchase, NY

Former chairman and chief executive officer, PepsiCo, Inc.

PAGE 22
Melvin R. Laird+
Born in 1922.
Reader's Digest Association, Inc.
1730 Rhode Island Ave., N.W.
Washington, D.C.

Senior counsellor for national and international affairs, The Reader's Digest Association, Inc. Chairman of the board, COMSAT Corporation, former nine-term congressman, secretary of defense and presidential counsellor. Director, Martin Marietta Corp., Metropolitan Life Insurance Co., The Reader's Digest Association, Inc., Science Applications International Corp., Wallace Reader's Digest Funds and Public Oversight Board (SEC Practice Section, American Institute of Certified Public Accountants).

Lewis W. Lehr'
Born in 1921.
3050 Minnesota World Trade Center
30 E. Seventh St.
St. Paul, MN

Former chairman of the board and chief executive officer, Minnesota Mining and Manufacturing Company (3M). Director, Jack Eckerd
Corporation (drugstores).  Advisory Director, Peregrine Inc.
(microelectronics).

William R. Pearce+*
Born in 1927.
901 S. Marquette Ave.
Minneapolis, MN

President of all the Trusts in the Trust Group of Funds since
__________ and President of all funds in the IDS MUTUAL FUND GROUP since June 1993. Former vice chairman of the board, Cargill, Incorporated (commodity merchants and processors).

Edson W. Spencer
Born in 1926.
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Chairman of the board, Mayo Foundation (healthcare). Former chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products) and CBS Inc. Member of International Advisory Councils, Robert Bosch (Germany) and NEC (Japan).

John R. Thomas**
Born in 1937.
2900 IDS Tower
Minneapolis, MN

Senior vice president and director of AEFC.

PAGE 23
Wheelock Whitney+
Born in 1926.
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele
Born in 1934.
1101 S. 3rd St.
Minneapolis, MN

Chairman of the board and chief executive officer, The Valspar
Corporation (paints).  Director, Bemis Corporation (packaging),
Donaldson Company (air cleaners & mufflers) and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person of the Trust by reason of being an officer and employee of the Trust.
**Interested person of the Trust by reason of being an officer, board member, employee and/or shareholder of AEFC or American
Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is president, the Trust's other officers are:

Leslie L. Ogg
Born in 1938.
901 S. Marquette Ave.
Minneapolis, MN

Vice president, general counsel and secretary of all Trusts in the Trust Group of Funds and of all funds in the IDS MUTUAL FUND GROUP.

Officers who also are officers and/or employees of AEFC.

Peter J. Anderson
Born in 1942.
IDS Tower 10
Minneapolis, MN

Vice president-investments of all Trusts in the Trust Group of Funds and of all funds in the IDS MUTUAL FUND GROUP. Director and senior vice president-investments of AEFC.

Melinda S. Urion
Born in 1953.
IDS Tower 10
Minneapolis, MN

Treasurer of all Trusts in the Trust Group of Funds and of all funds in the IDS MUTUAL FUND GROUP. Vice president and corporate PAGE 24 controller of AEFC. Director and executive vice president and controller of IDS Life Insurance Company.

The following is an estimate of compensation expected to be paid to the Trust's board members for the fiscal year ending _______________, 1996:

                              Compensation Table

                                       Pension or
                                       Retirement
                  Aggregate            Benefits Accrued      Estimated Annual      Total Compensation
                  Compensation         as Part of            Benefits Open         from the Trust Group
Board Members     from the Trust       Portfolio Expenses    Retirement            of Funds ?

On _________________, the Trust's board members and officers as a group owned less than 1% of the outstanding units.

Item 15:  Control Persons and Principal Holder of Securities
          Not applicable.

Item 16:  Investment Advisory and Other Services

AGREEMENTS

Investment Management Services Agreement

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with the Advisor. For its services, the Advisor is paid a fee from the assets of the Portfolio, based upon the following schedule:

  Assets                Annual rate at
(billions)              each asset level
 First $1.0                 0.490%
 Next   1.0                 0.465
 Next   1.0                 0.440
 Next   3.0                 0.415
 Next   3.0                 0.390
 Over  $9.0                 0.360

The fee is calculated for each calendar day on the basis of net assets as the close of business two days prior to the day for which the calculation is made. The management fee is paid monthly.

Under the Agreement, the Portfolio also pays taxes, brokerage commissions and nonadvisory expenses, including custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for units; Portfolio office expenses; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending portfolio securities; and expenses properly payable by the Portfolios, approved by the board.

Transfer Agency and Administration Agreement

The Company, on behalf of the Fund, has a Transfer Agency and Administration Agreement with the Advisor. This agreement governs the responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing unitholder PAGE 25 account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Portfolio's units. The fee is determined by multiplying the number of unitholder accounts at the end of the day by a rate of _______ per year and dividing by the number of days in the year.

Placement Agency Agreement

Pursuant to a Placement Agency Agreement, the Distributor acts as placement agent of the units of the Trust.

Custodian

The Trust's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Portfolio pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

Item 17:  Brokerage Allocations and Other Practices

PORTFOLIO TRANSACTIONS

Subject to policies set by the board, the Advisor is authorized to determine, consistent with each Portfolio's investment goal and policies, which securities will be purchased, held or sold. In determining where the buy and sell orders are to be placed, the Advisor has been directed to use its best efforts to obtain the best available price and most favorable execution except where otherwise authorized by the board.

The Advisor has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any of the Trusts in the Trust
Group of Funds. The Advisor carefully monitors compliance with its Code of Ethics.

Normally, the Portfolio's securities are traded on a principal rather than an agency basis. In other words, the Advisor will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The Advisor does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing the Advisor to do so to the extent authorized by law, if the Advisor determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the Advisor's overall responsibilities to the Portfolios advised by the Advisor.
PAGE 26
Research provided by brokers supplements the Advisor's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software or personal contact by telephone or at seminars or other meetings. The Advisor has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management and trading functions and other services to the extent permitted under an interpretation by the Securities and Exchange Commission.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, the Advisor must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits the Advisor to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits the Advisor, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits the Advisor, in order to obtain research and brokerage services, to cause the Portfolio to pay a commission in excess of the amount another broker might have charged. The Advisor has advised the Trust it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some Portfolio transactions may not be effected at the lowest commission, but the Advisor believes it may obtain better overall execution. The Advisor has assured the Trust that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions shall be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if, in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by the Advisor in providing advice to the Trusts in the Trust Group of Funds, their corresponding Funds and other accounts advised by the Advisor, even though it is not possible to relate the benefits to any particular fund, portfolio or account.

PAGE 27
Each investment decision made for a Portfolio is made independently from any decision made for the other Portfolios or accounts advised by the Advisor or any of its subsidiaries. When a Portfolio buys or sells the same security as another Portfolio or account, the Advisor carries out the purchase or sale in a way the Trust agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Portfolio, the Portfolio hopes to gain an overall advantage in execution. The Advisor has assured the Trust it will continue to seek ways to reduce brokerage costs.

On a periodic basis, the Advisor makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency and research services.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE ADVISOR

Affiliates of American Express Company (American Express) (of which the Advisor is a wholly owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Portfolio according to procedures adopted by the Trust's board and to the extent consistent with applicable provisions of the federal securities laws. The Advisor will use an American Express affiliate only if (i) the Advisor determines that the Portfolio will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Portfolio and (ii) the affiliate charges the Portfolio commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

The Advisor may direct brokerage to compensate an affiliate. The Advisor will receive research on South Africa from New Africa Advisors, a wholly-owned subsidiary of Sloan Financial Group. The Advisor owns 100% of IDS Capital Holdings Inc. which in turn owns 40% of Sloan Financial Group. New Africa Advisors will send research to the Advisor and in turn the Advisor will direct trades to a particular broker. The broker will have an agreement to pay New Africa Advisors. All transactions will be on a best execution basis. Compensation received will be reasonable for the services rendered.

Item 18:  Capital Stock and Other Securities

The information in response to this item is provided in addition to information provided in Item 6 of Part A.

The Declaration of Trust dated October 2, 1995, a copy of which is on file in the office of the Secretary of the Commonwealth of Massachusetts, authorizes the issuance of units of beneficial interest in the Trust without par value. Each unit of the Portfolio has one vote and shares equally in dividends and distributions, when and if declared by the board, and in the Portfolio's net assets upon liquidation. All units, when issued, are fully paid and non-assessable. There are no preemptive, conversion or exchange rights.

PAGE 28
The board may classify or reclassify any unissued units of the Trust into units of any series by setting or changing in any one or more respect, from time to time, prior to the issuance of such units, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, or qualifications, of such units. Any such classification or reclassification will comply with the provisions of the 1940 Act.

The overall management of the business of the Portfolio is vested with the board members. The board members approve all significant agreements between the Portfolio and persons or companies furnishing services to the Portfolio. The day-to-day operations of the Portfolio are delegated to the officers of the Trust subject to the investment objective and policies of the Portfolio, the general supervision of the board members and the applicable laws of The Commonwealth of Massachusetts.

Generally, there will not be annual meetings of unitholders.
Unitholders may remove board members from office by votes cast at a meeting of unitholders or by written consent.

Under Massachusetts law, unitholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Declaration of Trust disclaims unitholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust. The Declaration of Trust provides for indemnification out of the Trust property for all loss and expense of any unitholder of the Trust held liable on account of being or having been a unitholder. Thus, the risk of a unitholder incurring financial loss on account of unitholder liability is limited to circumstances in which the Trust would be unable to meet its obligations wherein the complaining party was held not to be bound by the disclaimer.

The Declaration of Trust further provides that the board members will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a board member against any liability to which the board member would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involving the conduct of his or her office. The Declaration of Trust provides for indemnification by the Trust of the board members and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust unitholders to which he or she would otherwise be subjected by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also authorizes the purchase of liability insurance on behalf of board members and officers.

Item 19:  Purchase, Redemption and Pricing of Securities Being
          Offered

The information provided in response to this item is in addition to the information provided in response to Items 7 and 8 in Part A. PAGE 29
REDEEMING UNITS

Unitholders have a right to redeem units at any time. For an explanation of redemption procedures, please see Item 8 in Part A.

During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of units or suspend the duty of the Portfolios to redeem units for more than seven days. Such emergency situations would occur if:

'The New York Stock Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

'Disposal of the Portfolio's securities is not reasonably practicable or it is not reasonably practicable for a Portfolio to determine the fair value of its net assets, or

'The SEC, under the provisions of the Investment Company Act of 1940 (the 1940 Act), as amended, declares a period of emergency to exist.

Should a Portfolio stop selling units, the board members may make a deduction from the value of the assets held by the Portfolio to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all unitholders.

REDEMPTIONS BY THE PORTFOLIO

The Portfolio reserves the right to redeem, involuntarily, the units of any unitholder whose account has a value of less than a minimum amount but only where the value of such account has been reduced by voluntary redemption of units. Until further notice, it is the policy of the Portfolio not to exercise this right with respect to any unitholder whose account has a value of $1,000,000 or more. In any event, before the Portfolio redeems such units and sends the proceeds to the unitholder, it will notify the unitholder that the value of the units in the account is less than the minimum amount and allow the unitholder 30 days to make an additional investment to an amount which will increase the value of the accounts to at least $1,000,000.

REDEMPTIONS IN KIND

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Portfolio to redeem units in cash, with respect to any one unitholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Although redemptions in excess of this limitation would normally be paid in cash, the Portfolio reserves the right to make payments in whole or in part in securities or other assets in case of an emergency, or if the payment of redemption in cash would be detrimental to the existing unitholders of the Trust as determined by the board. In such circumstances, the securities distributed would be valued as set forth in Item 8 of Part A. Should the Portfolio distribute securities, a unitholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAGE 30
Despite its right to redeem units through a redemption-in-kind, the Portfolio does not expect to exercise this option unless the Portfolio has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for cash.

VALUING PORTFOLIO INTERESTS

The number of units held by each unitholder is equal to the value in dollars of that unitholder's interest in the Portfolio. The dollar value of a unitholder's interest in the Portfolio is determined by multiplying the unitholder's proportionate interest in the Portfolio by the net asset value of the Portfolio.

In determining net assets, the securities held by the Portfolio are valued as follows as of the close of business of the New York Stock
Exchange:

'Securities, except bonds other than convertibles, traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

'Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

'Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

'Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

'Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

'Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of the Portfolio's net asset value.
If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

'Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at PAGE 31 amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

'Securities without a readily available market price, bonds other than convertibles and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Trust. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The New York Stock Exchange, the Advisor and the Portfolio will be closed on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.

Item 20:  Tax Status

The information in response to this item is provided in Item 6 of Part A.

Item 21:  Underwriters

The information in response to this item is provided in Item 7 of Part A and Item 16 of Part B.

Item 22:  Calculation of Performance Data
          Not Applicable.

Item 23:  Financial Statements

          Not Applicable.
PAGE 32
PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)  FINANCIAL STATEMENTS:

     Not Applicable.

(b)  EXHIBITS:

1.   Declaration of Trust is filed electronically herewith as
     Exhibit 1.

2.   Form of By-laws is filed electronically herewith as Exhibit 2.

3.   Not Applicable.

4.   Not Applicable.

5. Form of Investment Management Services Agreement is filed electronically herewith as Exhibit 5.

6. Form of Placement Agency Agreement is filed electronically herewith as Exhibit 6.

7.   Not Applicable.

8.   Form of Custody Agreement is filed electronically herewith as
     Exhibit 8.

9. Form of Transfer Agency and Administration Agreement to be filed by amendment.

10.  Not Applicable.

11.  Not Applicable.

12.  Not Applicable.

13.  Not Applicable.

14.  Not Applicable.

15.  Not Applicable.

16.  Not Applicable.

17.  Not Applicable.

18.  Not Applicable.
PAGE 33
Item 25.  Persons Controlled by or Under Common Control with
          Registrant

          None.

Item 26.  Number of Holders of Securities

              (1)                               (2)
         Title of Class               Number of Record Holders
            Units of                     as of Oct. 31, 1995
       Beneficial Interest                       0

Item 27.  Indemnification

Reference is hereby made to Article 8 of Registrant's Declaration of Trust filed electronically herewith as Exhibit 1.

PAGE 1
American Express Financial Corporation is the investment advisor of the Portfolios of the Trust.

Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:
Ronald G. Abrahamson, Vice President--Service Quality and Reengineering

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Service Quality
                                                                     and Reengineering
American Express Service Corporation                               Vice President

Douglas A. Alger, Vice President--Total Compensation

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Total Compensation

Jerome R. Amundson, Vice President--Investment Accounting

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Investment Accounting

Peter J. Anderson, Director and Senior Vice President--Investments

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Investments
IDS Advisory Group Inc.                                            Director and Chairman
                                                                     of the Board
IDS Capital Holdings Inc.                                          Director and President
IDS International, Inc.                                            Director, Chairman of the
                                                                     Board and Executive Vice
                                                                     President
IDS Securities Corporation                                         Executive Vice President-
                                                                     Investments
NCM Capital Management Group, Inc.      2 Mutual Plaza             Director
                                        501 Willard Street
                                        Durham, NC  27701

Ward D. Armstrong, Vice President-Sales and Marketing, American Express Institutional Services

American Express Financial Advisors     IDS Tower 10               Vice President-Sales and
                                        Minneapolis, MN  55440       Marketing, American
                                                                     Express Institutional
                                                                     Services

PAGE 2
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Joseph M. Barsky III, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-Senior
                                        Minneapolis, MN  55440       Portfolio Manager
IDS Advisory Group Inc.                                            Vice President


Robert C. Basten, Vice President--Tax and Business Services

American Express Financial Advisors     IDS Tower 10               Vice President-Tax
                                        Minneapolis, MN  55440       and Business Services
American Express Tax & Business                                    Director, President and
  Services Inc.                                                      Chief Executive Officer

Timothy V. Bechtold, Vice President--Risk Management Products

American Express Financial Advisors     IDS Tower 10               Vice President-Risk
                                        Minneapolis, MN  55440       Management Products
IDS Life Insurance Company                                         Vice President-Risk
                                                                     Management Products

Carl E. Beihl, Vice President--Strategic Technology Planning

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Strategic Technology
                                                                     Planning
Alan F. Bignall, Vice President--Financial Planning Systems

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Financial Planning
                                                                     Systems
American Express Service Corporation                               Vice President


John C. Boeder, Vice President--Mature Market Group

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Mature Market Group
IDS Life Insurance Company of New York  Box 5144                   Director
                                        Albany, NY  12205

Karl J. Breyer, Director and Senior Vice President--Corporate Affairs and General Counsel

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Corporate Affairs and
                                                                     Special Counsel
American Express Minnesota Foundation                              Director
IDS Aircraft Services Corporation                                  Director and President

PAGE 3
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Harold E. Burke, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel
American Express Service Corporation                               Vice President

Daniel J. Candura, Vice President--Marketing Support

American Express Financial Advisors     IDS Tower 10               Vice President-Marketing
                                        Minneapolis, MN  55440       Support

Cynthia M. Carlson, Vice President--American Express Securities Services

American Enterprise Investment          IDS Tower 10               Director, President and
  Services Inc.                         Minneapolis, MN  55440       Chief Executive Officer
American Express Financial Advisors                                Vice President-American
                                                                   Express Securities Services

Orison Y. Chaffee III, Vice President--Field Real Estate

American Express Financial Advisors     IDS Tower 10               Vice President-Field
                                        Minneapolis, MN  55440       Real Estate

James E. Choat, Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Field Management
American Express Minnesota Foundation                              Director
American Express Service Corporation                               Vice President
IDS Insurance Agency of Alabama Inc.                               Vice President--North
                                                                     Central Region
IDS Insurance Agency of Arkansas Inc.                              Vice President--North
                                                                     Central Region
IDS Insurance Agency of Massachusetts Inc.                         Vice President--North
                                                                     Central Region
IDS Insurance Agency of Nevada Inc.                                Vice President--North
                                                                     Central Region
IDS Insurance Agency of New Mexico Inc.                            Vice President--North
                                                                     Central Region
IDS Insurance Agency of North Carolina Inc.                        Vice President--North
                                                                     Central Region
IDS Insurance Agency of Ohio Inc.                                  Vice President--North
                                                                     Central Region
IDS Insurance Agency of Wyoming Inc.                               Vice President-- North
                                                                     Central Region
IDS Property Casualty Insurance Co.                                Director

PAGE 4
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Kenneth J. Ciak, Vice President and General Manager--IDS Property Casualty

American Express Financial Advisors     IDS Tower 10               Vice President and General
                                        Minneapolis, MN  55440       Manager-IDS Property
                                                                     Casualty
IDS Property Casualty Insurance Co.     I WEG Blvd.                Director and President
                                        DePere, Wisconsin  54115

Alan R. Dakay, Vice President--Institutional Products Group

American Enterprise Life Insurance Co.  IDS Tower 10               Director and President
                                        Minneapolis, MN  55440
American Express Financial Advisors                                Vice President -
                                                                     Institutional Products
                                                                     Group
American Partners Life Insurance Co.                               Director and President
IDS Life Insurance Company                                         Vice President -
                                                                     Institutional Insurance
                                                                     Marketing

Regenia David, Vice President--Systems Services

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Systems Services

William H. Dudley, Director and Executive Vice President--Investment Operations

American Express Financial Advisors     IDS Tower 10               Director and Executive
                                        Minneapolis, MN  55440       Vice President-
                                                                     Investment Operations
IDS Advisory Group Inc.                                            Director
IDS Capital Holdings Inc.                                          Director
IDS Futures Corporation                                            Director
IDS Futures III Corporation                                        Director
IDS International, Inc.                                            Director
IDS Securities Corporation                                         Director, Chairman of the
                                                                     Board, President and
                                                                     Chief Executive Officer

Roger S. Edgar, Director, Senior Vice President and Technology Advisor

American Express Financial Advisors     IDS Tower 10               Senior Vice President and
                                        Minneapolis, MN  55440       Technology Advisor

PAGE 5
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Gordon L. Eid, Director, Senior Vice President and Deputy General Counsel

American Express Financial Advisors     IDS Tower 10               Senior Vice President and
                                        Minneapolis, MN  55440       General Counsel
IDS Insurance Agency of Alabama Inc.                               Director and Vice President
IDS Insurance Agency of Arkansas Inc.                              Director and Vice President
IDS Insurance Agency of Massachusetts Inc.                         Director and Vice President
IDS Insurance Agency of Nevada Inc.                                Director and Vice President
IDS Insurance Agency of New Mexico Inc.                            Director and Vice President
IDS Insurance Agency of North Carolina Inc.                        Director and Vice President
IDS Insurance Agency of Ohio Inc.                                  Director and Vice President
IDS Insurance Agency of Wyoming Inc.                               Director and Vice President
IDS Real Estate Services, Inc.                                     Vice President
Investors Syndicate Development Corp.                              Director

Robert M. Elconin, Vice President--Government Relations

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Government Relations
IDS Life Insurance Company                                         Vice President

Mark A. Ernst, Vice President--Retail Services

American Enterprise Investment          IDS Tower 10               Director
  Services Inc.                         Minneapolis, MN  55440
American Express Financial Advisors                                Vice President-
                                                                     Retail Services
American Express Tax & Business                                    Director and Chairman of
  Services Inc.                                                      the Board

Gordon M. Fines, Vice President--Mutual Fund Equity Investments

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Mutual Fund Equity
                                                                     Investments
IDS Advisory Group Inc.                                            Executive Vice President
IDS International, Inc.                                            Vice President and
                                                                     Portfolio Manager

PAGE 6
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Louis C. Fornetti, Director, Senior Vice President and Chief Financial Officer

American Enterprise Investment          IDS Tower 10               Vice President
  Services Inc.                         Minneapolis, MN  55440
American Express Financial Advisors                                Senior Vice President and
                                                                     Chief Financial Officer
American Express Tax & Business                                    Director
  Services Inc.
American Express Trust Company                                     Director
IDS Cable Corporation                                              Director
IDS Cable II Corporation                                           Director
IDS Capital Holdings Inc.                                          Senior Vice President
IDS Certificate Company                                            Vice President
IDS Insurance Agency of Alabama Inc.                               Vice President
IDS Insurance Agency of Arkansas Inc.                              Vice President
IDS Insurance Agency of Massachusetts Inc.                         Vice President
IDS Insurance Agency of Nevada Inc.                                Vice President
IDS Insurance Agency of New Mexico Inc.                            Vice President
IDS Insurance Agency of North Carolina Inc.                        Vice President
IDS Insurance Agency of Ohio Inc.                                  Vice President
IDS Insurance Agency of Wyoming Inc.                               Vice President
IDS Life Insurance Company                                         Director
IDS Life Series Fund, Inc.                                         Vice President
IDS Life Variable Annuity Funds A&B                                Vice President
IDS Property Casualty Insurance Co.                                Director and Vice President
IDS Real Estate Services, Inc.                                     Vice President
IDS Sales Support Inc.                                             Director
IDS Securities Corporation                                         Vice President
Investors Syndicate Development Corp.                              Vice President

Robert G. Gilbert, Vice President--Real Estate

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Real Estate

John J. Golden, Vice President--Field Compensation Development

American Express Financial Advisors     IDS Tower 10               Vice President-Field
                                        Minneapolis, MN  55440       Compensation Development

Harvey Golub, Director

American Express Company                American Express Tower     Chairman and Chief
                                        World Financial Center       Executive Officer
                                        New York, New York  10285
American Express Travel                                            Chairman and Chief
  Related Services Company, Inc.                                     Executive Officer
National Computer Systems, Inc.         11000 Prairie Lakes Drive  Director
                                        Minneapolis, MN  55440

PAGE 7
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Morris Goodwin Jr., Vice President and Corporate Treasurer

American Enterprise Investment          IDS Tower 10               Vice President and
  Services Inc.                         Minneapolis, MN  55440       Treasurer
American Enterprise Life Insurance                                 Vice President and
  Company                                                            Treasurer
American Express Financial Advisors                                Vice President and
                                                                     Corporate Treasurer
American Express Minnesota Foundation                              Director, Vice President
                                                                     and Treasurer
American Express Service Corporation                               Vice President and
                                                                     Treasurer
American Express Tax & Business                                    Vice President and
  Services Inc.                                                      Treasurer
IDS Advisory Group Inc.                                            Vice President and
                                                                     Treasurer
IDS Aircraft Services Corporation                                  Vice President and
                                                                     Treasurer
IDS Cable Corporation                                              Director, Vice President
                                                                     and Treasurer
IDS Cable II Corporation                                           Director, Vice President
                                                                     and Treasurer
IDS Capital Holdings Inc.                                          Vice President and
                                                                     Treasurer
IDS Certificate Company                                            Vice President and
                                                                     Treasurer
IDS Deposit Corp.                                                  Director, President
                                                                     and Treasurer
IDS Insurance Agency of Alabama Inc.                               Vice President and
                                                                     Treasurer
IDS Insurance Agency of Arkansas Inc.                              Vice President and
                                                                     Treasurer
IDS Insurance Agency of Massachusetts Inc.                         Vice President and
                                                                     Treasurer
IDS Insurance Agency of Nevada Inc.                                Vice President and
                                                                     Treasurer
IDS Insurance Agency of New Mexico Inc.                            Vice President and
                                                                     Treasurer
IDS Insurance Agency of North Carolina Inc.                        Vice President and
                                                                     Treasurer
IDS Insurance Agency of Ohio Inc.                                  Vice President and
                                                                     Treasurer
IDS Insurance Agency of Wyoming Inc.                               Vice President and
                                                                     Treasurer
IDS International, Inc.                                            Vice President and
                                                                     Treasurer
IDS Life Insurance Company                                         Vice President and
                                                                     Treasurer
IDS Life Series Fund, Inc.                                         Vice President and
                                                                     Treasurer

PAGE 8
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)


IDS Life Variable Annuity Funds A&B                                Vice President and
                                                                     Treasurer
IDS Management Corporation                                         Director, Vice President
                                                                     and Treasurer
IDS Partnership Services Corporation                               Director, Vice President
                                                                     and Treasurer
IDS Plan Services of California, Inc.                              Vice President and
                                                                     Treasurer
IDS Property Casualty Insurance Co.                                Vice President and
                                                                     Treasurer
IDS Real Estate Services, Inc                                      Vice President and
                                                                     Treasurer
IDS Realty Corporation                                             Director, Vice President
                                                                     and Treasurer
IDS Sales Support Inc.                                             Director, Vice President
                                                                     and Treasurer
IDS Securities Corporation                                         Vice President and
                                                                     Treasurer
Investors Syndicate Development Corp.                              Vice President and
                                                                     Treasurer
NCM Capital Management Group, Inc.      2 Mutual Plaza             Director
                                        501 Willard Street
                                        Durham, NC  27701
Sloan Financial Group, Inc.                                        Director

Suzanne Graf, Vice President--Systems Services

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Systems Services

David A. Hammer, Vice President and Marketing Controller

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Marketing Controller
IDS Plan Services of California, Inc.                              Director and Vice President

Lorraine R. Hart, Vice President--Insurance Investments

American Enterprise Life                IDS Tower 10               Vice President-Investments
  Insurance Company                     Minneapolis, MN  55440
American Express Financial Advisors                                Vice President-Insurance
                                                                     Investments
American Partners Life Insurance Co.                               Director and Vice
                                                                     President-Investments
IDS Certificate Company                                            Vice President-Investments
IDS Life Insurance Company                                         Vice President-Investments
IDS Life Series Fund, Inc.                                         Vice President-Investments
IDS Life Variable Annuity Funds A and B                            Vice President-Investments
IDS Property Casualty Insurance Company                            Vice President-Investment
                                                                     Officer
Investors Syndicate Development Corp.                              Vice President-Investments

PAGE 9
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Scott A. Hawkinson, Vice President--Assured Assets Product Development and Management

American Express Financial Advisors     IDS Tower 10               Vice President-Assured
                                        Minneapolis, MN  55440       Assets Product
                                                                     Development & Management

Raymond E. Hirsch, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-Senior
                                        Minneapolis, MN  55440       Portfolio Manager

James G. Hirsh, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel
IDS Securities Corporation                                         Director, Vice President
                                                                     and General Counsel

Darryl G. Horsman, Vice President--Product Development and Technology, American Express
Institutional Services

American Express Trust Company          IDS Tower 10               Director and President
                                        Minneapolis, MN  55440

Kevin P. Howe, Vice President--Government and Customer Relations and Chief Compliance Officer

American Enterprise Investment          IDS Tower 10               Vice President and
  Services Inc.                         Minneapolis, MN  55440       Compliance Officer
American Express Financial Advisors                                Vice President-
                                                                     Government and
                                                                     Customer Relations
American Express Service Corporation                               Vice President
IDS Securities Corporation                                         Vice President and Chief
                                                                     Compliance Officer

David R. Hubers, Director, President and Chief Executive Officer

American Express Financial Advisors     IDS Tower 10               Chairman, Chief Executive
                                        Minneapolis, MN  55440       Officer and President
American Express Service Corporation                               Director and President
IDS Aircraft Services Corporation                                  Director
IDS Certificate Company                                            Director
IDS Life Insurance Company                                         Director
IDS Plan Services of California, Inc.                              Director and President
IDS Property Casualty Insurance Co.                                Director

Marietta L. Johns, Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Field Management

PAGE 10
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Douglas R. Jordal, Vice President--Taxes

American Express Financial Advisors     IDS Tower 10               Vice President-Taxes
                                        Minneapolis, MN  55440
IDS Aircraft Services Corporation                                  Vice President

James E. Kaarre, Vice President--Marketing Information

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Marketing Information

Linda B. Keene, Vice President--Market Development

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Market Development

G. Michael Kennedy, Vice President--Investment Services and Investment Research

American Express Financial Advisors     IDS Tower 10               Vice President-Investment
                                        Minneapolis, MN  55440       Services and Investment
                                                                     Research

Susan D. Kinder, Director and Senior Vice President--Human Resources

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Human Resources
American Express Minnesota Foundation                              Director
American Express Service Corporation                               Vice President

PAGE 11
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Richard W. Kling, Director and Senior Vice President--Risk Management Products

American Enterprise Life Insurance Co.  IDS Tower 10               Director and Chairman of
                                        Minneapolis, MN  55440       the Board
American Express Financial Advisors                                Senior Vice President-
                                                                     Risk Management Products
American Partners Life Insurance Co.                               Director and Chairman of
                                                                     the Board
IDS Insurance Agency of Alabama Inc.                               Director and President
IDS Insurance Agency of Arkansas Inc.                              Director and President
IDS Insurance Agency of Massachusetts Inc.                         Director and President
IDS Insurance Agency of Nevada Inc.                                Director and President
IDS Insurance Agency of New Mexico Inc.                            Director and President
IDS Insurance Agency of North Carolina Inc.                        Director and President
IDS Insurance Agency of Ohio Inc.                                  Director and President
IDS Insurance Agency of Wyoming Inc.                               Director and President
IDS Life Insurance Company                                         Director and President
IDS Life Series Fund, Inc.                                         Director and President
IDS Life Variable Annuity Funds A and B                            Chairman of the Board of
                                                                     Managers and President
IDS Property Casualty Insurance Co.                                Director and Chairman of
                                                                     the Board
IDS Life Insurance Company              P.O. Box 5144              Director, Chairman of the
   of New York                          Albany, NY  12205            Board and President

Paul F. Kolkman, Vice President--Actuarial Finance

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Actuarial Finance
IDS Life Insurance Company                                         Director and Executive
                                                                     Vice President
IDS Life Series Fund, Inc.                                         Vice President and Chief
                                                                     Actuary

Claire Kolmodin, Vice President--Service Quality

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Service Quality

Steven C. Kumagai, Director and Senior Vice President--Field Management and Business Systems

American Express Financial Advisors     IDS Tower 10               Director and Senior Vice
                                        Minneapolis, MN  55440       President-Field
                                                                     Management and Business
                                                                     Systems
American Express Service Corporation                               Vice President

PAGE 12
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Edward Labenski, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Senior Portfolio
                                                                     Manager
IDS Advisory Group Inc.                                            Senior Vice President

Kurt A. Larson, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Senior Portfolio Manager

Lori J. Larson, Vice President--Variable Assets Product Development

American Express Financial Advisors     IDS Tower 10               Vice President-Variable
                                        Minneapolis, MN  55440       Assets Product
                                                                     Development
IDS Cable Corporation                                              Director and Vice President
IDS Cable II Corporation                                           Director and Vice President
IDS Futures Brokerage Group                                        Assistant Vice President-
                                                                     General Manager/Director
IDS Futures Corporation                                            Director and Vice President
IDS Futures III Corporation                                        Director and Vice President
IDS Management Corporation                                         Director and Vice President
IDS Partnership Services Corporation                               Director and Vice President
IDS Realty Corporation                                             Director and Vice President

Ryan R. Larson, Vice President--IPG Product Development

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       IPG Product Development
IDS Life Insurance Company                                         Vice President-
                                                                     Annuity Product
                                                                     Development

Daniel E. Laufenberg, Vice President and Chief U.S. Economist

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Chief U.S. Economist

Richard J. Lazarchic, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-Senior
                                        Minneapolis, MN  55440       Portfolio Manager

PAGE 13
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Peter A. Lefferts, Director and Senior Vice President--Corporate Strategy and Development

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Corporate Strategy and
                                                                     Development
American Express Service Corporation                               Director
American Express Trust Company                                     Director
IDS Life Insurance Company                                         Director and Executive
                                                                     Vice President-Marketing
IDS Plan Services of California, Inc.                              Director
Investors Syndicate Development Corp.                              Director

Douglas A. Lennick, Director and Executive Vice President--Private Client Group

American Express Financial Advisors     IDS Tower 10               Director and Executive
                                        Minneapolis, MN  55440       Vice President-Private
                                                                     Client Group
American Express Service Corporation                               Vice President

Mary J. Malevich, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Senior Portfolio
                                                                     Manager
IDS International, Inc.                                            Vice President and
                                                                     Portfolio Manager

Fred A. Mandell, Vice President--Field Marketing Readiness

American Express Financial Advisors     IDS Tower 10               Vice President-Field
                                        Minneapolis, MN  55440       Marketing Readiness

William J. McKinney, Vice President--Field Management Support

American Express Financial Advisors     IDS Tower 10               Vice President-Field
                                        Minneapolis, MN  55440       Management Support

Thomas W. Medcalf, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-Senior
                                        Minneapolis, MN  55440       Portfolio Manager

William C. Melton, Vice President-International Research and Chief International Economist

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       International Research
                                                                     and Chief International
                                                                     Economist

PAGE 14
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Janis E. Miller, Vice President--Variable Assets

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Variable Assets
IDS Cable Corporation                                              Director and President
IDS Cable II Corporation                                           Director and President
IDS Futures Corporation                                            Director and President
IDS Futures III Corporation                                        Director and President
IDS Life Insurance Company                                         Director and Executive
                                                                     Vice President-Variable
                                                                     Assets
IDS Life Series Fund, Inc.                                         Director
IDS Life Variable Annuity Funds A&B                                Director
IDS Management Corporation                                         Director and President
IDS Partnership Services Corporation                               Director and President
IDS Realty Corporation                                             Director and President
IDS Life Insurance Company of New York  Box 5144                   Executive Vice President
                                        Albany, NY  12205

James A. Mitchell, Director and Executive Vice President--Marketing and Products

American Enterprise Investment          IDS Tower 10               Director
  Services Inc.                         Minneapolis, MN  55440
American Express Financial Advisors                                Executive Vice President-
                                                                     Marketing and Products
American Express Tax and Business                                  Director
  Services Inc.
IDS Certificate Company                                            Director and Chairman of
                                                                     the Board
IDS Life Insurance Company                                         Director, Chairman of
                                                                     the Board and Chief
                                                                     Executive Officer
IDS Plan Services of California, Inc.                              Director
IDS Property Casualty Insurance Co.                                Director

Pamela J. Moret, Vice President--Corporate Communications

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Corporate Communications
American Express Minnesota Foundation                              Director and President

Barry J. Murphy, Director and Senior Vice President--Client Service

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Client Service
IDS Life Insurance Company                                         Director and Executive
                                                                     Vice President-Client
                                                                     Service

PAGE 15
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Robert J. Neis, Vice President--Information Systems Operations

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Information Systems
                                                                     Operations

James R. Palmer, Vice President--Insurance Operations

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Insurance Operations
IDS Life Insurance Company                                         Vice President-Taxes

Carla P. Pavone, Vice President--Specialty Service Teams and Emerging Business

American Express Financial Advisors     IDS Tower 10               Vice President-Specialty
                                        Minneapolis, MN  55440       Service Teams and
                                                                     Emerging Business

George M. Perry, Vice President--Corporate Strategy and Development

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Corporate Strategy
                                                                     and Development
IDS Property Casualty Insurance Co.                                Director

Susan B. Plimpton, Vice President--Segmentation Development and Support

American Express Financial Advisors     IDS Tower 10               Vice President--
                                        Minneapolis, MN  55440       Segmentation Development
                                                                     and Support

Ronald W. Powell, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel
IDS Cable Corporation                                              Vice President and
                                                                     Assistant Secretary
IDS Cable II Corporation                                           Vice President and
                                                                     Assistant Secretary
IDS Management Corporation                                         Vice President and
                                                                     Assistant Secretary
IDS Partnership Services Corporation                               Vice President and
                                                                     Assistant Secretary
IDS Plan Services of California, Inc.                              Vice President and
                                                                     Assistant Secretary
IDS Realty Corporation                                             Vice President and
                                                                     Assistant Secretary

PAGE 16
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

James M. Punch, Vice President--TransAction Services

American Express Financial Advisors     IDS Tower 10               Vice President-Trans
                                        Minneapolis, MN  55440       Action Services

Frederick C. Quirsfeld, Vice President--Taxable Mutual Fund Investments

American Express Financial Advisors     IDS Tower 10               Vice President--
                                        Minneapolis, MN  55440       Taxable Mutual Fund
                                                                     Investments
IDS Advisory Group Inc.                                            Vice President

ReBecca K. Roloff, Vice President--1994 Program Director

American Express Financial Advisors     IDS Tower 10               Vice President-1994
                                        Minneapolis, MN  55440       Program Director

Stephen W. Roszell, Vice President--Advisory Institutional Marketing

American Express Financial Advisors     IDS Tower 10               Vice President-Advisory
                                        Minneapolis, MN  55440       Institutional Marketing
IDS Advisory Group Inc.                                            President and Chief
                                                                     Executive Officer

Robert A. Rudell, Vice President--American Express Institutional Services

American Express Financial Advisors     IDS Tower 10               Vice President-American
                                        Minneapolis, MN  55440       Express Institutional
                                                                     Services
American Express Trust Company                                     Director and Chairman of
                                                                     the Board
IDS Sales Support Inc.                                             Director and President

John P. Ryan, Vice President and General Auditor

American Express Financial Advisors     IDS Tower 10               Vice President and General
                                        Minneapolis, MN  55440       Auditor

PAGE 17
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Erven A. Samsel, Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Field Management
American Express Service Corporation                               Vice President
IDS Insurance Agency of Alabama Inc.                               Vice President-
                                                                     New England Region
IDS Insurance Agency of Arkansas Inc.                              Vice President-
                                                                     New England Region
IDS Insurance Agency of Massachusetts Inc.                         Vice President-
                                                                     New England Region
IDS Insurance Agency of Nevada Inc.                                Vice President-
                                                                     New England Region
IDS Insurance Agency of New Mexico Inc.                            Vice President-
                                                                     New England Region
IDS Insurance Agency of North Carolina Inc.                        Vice President-
                                                                     New England Region
IDS Insurance Agency of Ohio Inc.                                  Vice President-
                                                                     New England Region
IDS Insurance Agency of Wyoming Inc.                               Vice President-
                                                                     New England Region

Stuart A. Sedlacek, Vice President--Assured Assets

American Enterprise Life Insurance Co.  IDS Tower 10               Director and Executive
                                        Minneapolis, MN  55440       Vice President, Assured
                                                                     Assets
American Express Financial Advisors                                Vice President-
                                                                     Assured Assets
IDS Certificate Company                                            Director and President
IDS Life Insurance Company                                         Director and Executive
                                                                     Vice President, Assured
                                                                     Assets
Investors Syndicate Development Corp.                              Chairman of the Board
                                                                     and President

Donald K. Shanks, Vice President--Property Casualty

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440     Property Casualty
IDS Property Casualty Insurance Co.                                Senior Vice President

PAGE 18
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

F. Dale Simmons, Vice President--Senior Portfolio Manager, Insurance Investments

American Enterprise Life Insurance Co.  IDS Tower 10               Vice President-Real
                                        Minneapolis, MN  55440       Estate Loan Management
American Express Financial Advisors                                Vice President-Senior
                                                                     Portfolio Manager,
                                                                     Insurance Investments
American Partners Life Insurance Co.                               Vice President-Real
                                                                     Estate Loan Management
IDS Certificate Company                                            Vice President-Real
                                                                     Estate Loan Management
IDS Life Insurance Company                                         Vice President-Real
                                                                     Estate Loan Management
IDS Partnership Services Corporation                               Vice President
IDS Real Estate Services Inc.                                      Director and Vice President
IDS Realty Corporation                                             Vice President
IDS Life Insurance Company of New York  Box 5144                   Vice President and
                                        Albany, NY  12205            Assistant Treasurer

Judy P. Skoglund, Vice President--Human Resources and Organization Development

American Express Financial Advisors     IDS Tower 10               Vice President-Human
                                        Minneapolis, MN  55440       Resources and
                                                                     Organization Development

Ben C. Smith, Vice President--Workplace Marketing

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Workplace Marketing

William A. Smith, Vice President and Controller--Private Client Group

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Controller-Private
                                                                     Client Group

Bridget Sperl, Vice President--Human Resources Management Services

American Express Financial Advisors     IDS Tower 10               Vice President-Human
                                        Minneapolis, MN  55440       Resources Management
                                                                     Services

Jeffrey E. Stiefler, Director

American Express Company                American Express Tower     Director and President
                                        World Financial Center
                                        New York, NY  10285

PAGE 19
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

William A. Stoltzmann, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel
American Partners Life Insurance Co.                               Director, Vice President,
                                                                     General Counsel and
                                                                     Secretary
IDS Life Insurance Company                                         Vice President, General
                                                                     Counsel and Secretary
American Enterprise Life Insurance      P.O. Box 534               Director, Vice President,
  Company                               Minneapolis, MN  55440       General Counsel
                                                                     and Secretary

James J. Strauss, Vice President--Corporate Planning and Analysis

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Corporate Planning and
                                                                     Analysis

Jeffrey J. Stremcha, Vice President--Information Resource Management/ISD

American Express Financial Advisors     IDS Tower 10               Vice President-Information
                                        Minneapolis, MN  55440       Resource Management/ISD

Fenton R. Talbott, Director

ACUMA Ltd.                              ACUMA House                President and Chief
                                        The Glanty, Egham            Executive Officer
                                        Surrey TW 20 9 AT
                                        UK

PAGE 20
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

John R. Thomas, Director and Senior Vice President--Information and Technology

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Information and
                                                                     Technology
IDS Bond Fund, Inc.                                                Director
IDS California Tax-Exempt Trust                                    Trustee
IDS Discovery Fund, Inc.                                           Director
IDS Equity Select Fund, Inc.                                       Director
IDS Extra Income Fund, Inc.                                        Director
IDS Federal Income Fund, Inc.                                      Director
IDS Global Series, Inc.                                            Director
IDS Growth Fund, Inc.                                              Director
IDS High Yield Tax-Exempt Fund, Inc.                               Director
IDS Investment Series, Inc.                                        Director
IDS Managed Retirement Fund, Inc.                                  Director
IDS Market Advantage Series, Inc.                                  Director
IDS Money Market Series, Inc.                                      Director
IDS New Dimensions Fund, Inc.                                      Director
IDS Precious Metals Fund, Inc.                                     Director
IDS Progressive Fund, Inc.                                         Director
IDS Selective Fund, Inc.                                           Director
IDS Special Tax-Exempt Series Trust                                Trustee
IDS Stock Fund, Inc.                                               Director
IDS Strategy Fund, Inc.                                            Director
IDS Tax-Exempt Bond Fund, Inc.                                     Director
IDS Tax-Free Money Fund, Inc.                                      Director
IDS Utilities Income Fund, Inc.                                    Director

Melinda S. Urion, Vice President and Corporate Controller

American Enterprise Life                IDS Tower 10               Vice President and
  Insurance Company                     Minneapolis, MN  55440       Controller
American Express Financial Advisors                                Vice President and
                                                                     Corporate Controller
American Partners Life Insurance Co.                               Director, Vice President,
                                                                     Controller and Treasurer
IDS Life Insurance Company                                         Director, Executive Vice
                                                                     President and Controller
IDS Life Series Fund, Inc.                                         Vice President and
                                                                     Controller

Wesley W. Wadman, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Senior Portfolio Manager
IDS Advisory Group Inc.                                            Executive Vice President
IDS Fund Management Limited                                        Director and Vice Chairman
IDS International, Inc.                                            Senior Vice President

PAGE 21
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Michael L. Weiner, Vice President--Corporate Tax Operations

American Express Financial Advisors     IDS Tower 10               Vice President-Corporate
                                        Minneapolis, MN  55440       Tax Operations
IDS Capital Holdings Inc.                                          Vice President
IDS Futures Brokerage Group                                        Vice President
IDS Futures Corporation                                            Vice President, Treasurer
                                                                     and Secretary
IDS Futures III Corporation                                        Vice President, Treasurer
                                                                     and Secretary

Lawrence J. Welte, Vice President--Investment Administration

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Investment Administration
IDS Securities Corporation                                         Director, Executive Vice
                                                                     President and Chief
                                                                     Operating Officer

Jeffry F. Welter, Vice President--Equity and Fixed Income Trading

American Express Financial Advisors     IDS Tower 10               Vice President-Equity
                                        Minneapolis, MN  55440       and Fixed Income Trading

William N. Westhoff, Director, Senior Vice President and Global Chief Investment Officer

American Enterprise Life Insurance      IDS Tower 10               Director
  Company                               Minneapolis, MN  55440
American Express Financial Advisors                                Senior Vice President and
                                                                     Global Chief Investment
                                                                     Officer
IDS Fund Management Limited                                        Director
IDS International, Inc.                                            Director
IDS Partnership Services Corporation                               Director and Vice President
IDS Real Estate Services Inc.                                      Director, Chairman of the
                                                                     Board and President
IDS Realty Corporation                                             Director and Vice President
Investors Syndicate Development Corp.                              Director

PAGE 22
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Edwin M. Wistrand, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel

Michael R. Woodward, Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Field Management
American Express Service Corporation                               Vice President
IDS Insurance Agency of Alabama Inc.                               Vice President-
                                                                     North Region
IDS Insurance Agency of Arkansas Inc.                              Vice President-
                                                                     North Region
IDS Insurance Agency of Massachusetts Inc.                         Vice President-
                                                                     North Region
IDS Insurance Agency of Nevada Inc.                                Vice President-
                                                                     North Region
IDS Insurance Agency of New Mexico Inc.                            Vice President-
                                                                     North Region
IDS Insurance Agency of North Carolina Inc.                        Vice President-
                                                                     North Region
IDS Insurance Agency of Ohio Inc.                                  Vice President-
                                                                     North Region
IDS Insurance Agency of Wyoming Inc.                               Vice President-
                                                                     North Region
IDS Life Insurance Company              Box 5144                   Director
  of New York                           Albany, NY  12205

PAGE 23
Item 29.     Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     IDS Bond Fund, Inc.; IDS California Tax-Exempt Trust; IDS Discovery Fund, Inc.; IDS Equity Select Fund, Inc.; IDS Extra Income Fund, Inc.; IDS Federal Income Fund, Inc.; IDS Global Series, Inc.; IDS Growth Fund, Inc.; IDS High Yield Tax-Exempt Fund, Inc.; IDS International Fund, Inc.; IDS Investment Series, Inc.; IDS Managed Retirement Fund, Inc.; IDS Market Advantage Series, Inc.; IDS Money Market Series, Inc.; IDS New Dimensions Fund, Inc.; IDS Precious Metals Fund, Inc.; IDS Progressive Fund, Inc.; IDS Selective Fund, Inc.; IDS Special Tax-Exempt Series Trust; IDS Stock Fund, Inc.; IDS Strategy Fund, Inc.; IDS Tax-Exempt Bond Fund, Inc.; IDS Tax-Free Money Fund, Inc.; IDS Utilities Income Fund, Inc. and IDS Certificate Company.

(b) As to each director, officer or partner of the principal underwriter:

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Ronald G. Abrahamson     Vice President-              None
IDS Tower 10             Service Quality and
Minneapolis, MN 55440    Reengineering

Douglas A. Alger         Vice President-Total         None
IDS Tower 10             Compensation
Minneapolis, MN 55440

Peter J. Anderson        Senior Vice President-       Vice
IDS Tower 10             Investments                  President
Minneapolis, MN 55440

Ward D. Armstrong        Vice President-              None
IDS Tower 10             Sales and Marketing,
Minneapolis, MN  55440   American Express
                         Institutional Services

Alvan D. Arthur          Group Vice President-        None
IDS Tower 10             Central California/
Minneapolis, MN  55440   Western Nevada

Joseph M. Barsky III     Vice President-Senior        None
IDS Tower 10             Portfolio Manager
Minneapolis, MN  55440

Robert C. Basten         Vice President-Tax           None
IDS Tower 10             and Business Services
Minneapolis, MN  55440

PAGE 24
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Timothy V. Bechtold      Vice President-Risk          None
IDS Tower 10             Management Products
Minneapolis, MN  55440

John D. Begley           Group Vice President-        None
Suite 100                Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Carl E. Beihl            Vice President-              None
IDS Tower 10             Strategic Technology
Minneapolis, MN 55440    Planning

Jack A. Benjamin         Group Vice President-        None
Suite 200                Greater Pennsylvania
3500 Market Street
Camp Hill, PA  17011

Alan F. Bignall          Vice President-              None
IDS Tower 10             Financial Planning
Minneapolis, MN 55440    Systems

Brent L. Bisson          Group Vice President-        None
Ste 900 e Westside Tower Los Angeles Metro
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder           Vice President-              None
IDS Tower 10             Mature Market Group
Minneapolis, MN  55440

Bruce J. Bordelon        Group Vice President-        None
Galleria One Suite 1900  Gulf States
Galleria Blvd.
Metairie, LA  70001

Charles R. Branch        Group Vice President-        None
Suite 200                Northwest
West 111 North River Dr
Spokane, WA  99201

Karl J. Breyer           Senior Vice President-       None
IDS Tower 10             Corporate Affairs and
Minneapolis, MN 55440    Special Counsel

Harold E. Burke          Vice President               None
IDS Tower 10             and Assistant
Minneapolis, MN 55440    General Counsel

PAGE 25
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Daniel J. Candura        Vice President-              None
IDS Tower 10             Marketing Support
Minneapolis, MN  55440

Cynthia M. Carlson       Vice President-              None
IDS Tower 10             American Express
Minneapolis, MN  55440   Securities Services

Orison Y. Chaffee III    Vice President-Field         None
IDS Tower 10             Real Estate
Minneapolis, MN 55440

James E. Choat           Senior Vice President-       None
IDS Tower 10             Field Management
Minneapolis, MN  55440

Kenneth J. Ciak          Vice President and           None
IDS Property Casualty    General Manager-
1400 Lombardi Avenue     IDS Property Casualty
Green Bay, WI 54304

Roger C. Corea           Group Vice President-        None
290 Woodcliff Drive      Upstate New York
Fairport, NY  14450

Henry J. Cormier         Group Vice President-        None
Commerce Center One      Connecticut
333 East River Drive
East Hartford, CT  06108

John M. Crawford         Group Vice President-        None
Suite 200                Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe           Group Vice President-        None
Suite 312                Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Alan R. Dakay            Vice President-              None
IDS Tower 10             Institutional Products
Minneapolis, MN 55440    Group

Regenia David            Vice President-              None
IDS Tower 10             Systems Services
Minneapolis, MN  55440

PAGE 26
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Scott M. Digiammarino    Group Vice President-        None
Suite 500                Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew         Group Vice President-        None
Two Datran Center        Eastern Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

William H. Dudley        Director and Executive       Director
IDS Tower 10             Vice President-
Minneapolis MN 55440     Investment Operations

Roger S. Edgar           Senior Vice President        None
IDS Tower 10             and Technology Advisor
Minneapolis, MN 55440

Gordon L. Eid            Senior Vice President        None
IDS Tower 10             and General Counsel
Minneapolis, MN 55440

Robert M. Elconin        Vice President-              None
IDS Tower 10             Government Relations
Minneapolis, MN  55440

Mark A. Ernst            Vice President-              None
IDS Tower 10             Retail Services
Minneapolis, MN 55440

Joseph Evanovich Jr.     Group Vice President-        None
One Old Mill             Nebraska/Iowa/Dakotas
101 South 108th Avenue
Omaha, NE  68154

Louise P. Evenson        Group Vice President-        None
Suite 200                San Francisco Bay Area
1333 N. California Blvd.
Walnut Creek, CA  94596

Gordon M. Fines          Vice President-              None
IDS Tower 10             Mutual Fund Equity
Minneapolis MN 55440     Investments

Louis C. Fornetti        Senior Vice President        None
IDS Tower 10             and Chief Financial
Minneapolis, MN 55440    Officer

PAGE 27
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Douglas L. Forsberg      Group Vice President-        None
Suite 100                Portland/Eugene
7931 N. E. Halsey
Portland, OR  97213

William P. Fritz         Group Vice President-        None
Suite 160                Northern Missouri
12855 Flushing Meadows Dr
St. Louis, MO  63131

Carl W. Gans             Group Vice President-        None
8500 Tower Suite 1770    Twin City Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

Robert G. Gilbert        Vice President-              None
IDS Tower 10             Real Estate
Minneapolis, MN 55440

John J. Golden           Vice President-              None
IDS Tower 10             Field Compensation
Minneapolis, MN  55440   Development

Morris Goodwin Jr.       Vice President and           None
IDS Tower 10             Corporate Treasurer
Minneapolis, MN 55440

Suzanne Graf             Vice President-              None
IDS Tower 10             Systems Services
Minneapolis, MN  55440

Bruce M. Guarino         Group Vice President-        None
Suite 1736               Hawaii
1585 Kapiolani Blvd.
Honolulu, HI  96814

David A. Hammer          Vice President               None
IDS Tower 10             and Marketing
Minneapolis, MN  55440   Controller

Teresa A. Hanratty       Group Vice President-        None
Suites 6&7               Northern New England
169 South River Road
Bedford, NH  03110

John R. Hantz            Group Vice President-        None
Suite 107                Detroit Metro
17177 N. Laurel Park
Livonia, MI  48154

PAGE 28
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Robert L. Harden         Group Vice President-        None
Two Constitution Plaza   Boston Metro
Boston, MA  02129

Lorraine R. Hart         Vice President-              None
IDS Tower 10             Insurance Investments
Minneapolis, MN 55440

Scott A. Hawkinson       Vice President-Assured       None
IDS Tower 10             Assets Product Development
Minneapolis, MN 55440    and Management

Brian M. Heath           Group Vice President-        None
Suite 250                North Texas
801 E. Campbell Road
Richardson, TX  75081

Raymond E. Hirsch        Vice President-Senior        None
IDS Tower 10             Portfolio Manager
Minneapolis, MN 55440

James G. Hirsh           Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN  55440   Counsel

David J. Hockenberry     Group Vice President-        None
30 Burton Hills Blvd.    Eastern Tennessee
Suite 175
Nashville, TN  37215

Kevin P. Howe            Vice President-              None
IDS Tower 10             Government and
Minneapolis, MN  55440   Customer Relations

David R. Hubers          Chairman, Chief              Director
IDS Tower 10             Executive Officer and
Minneapolis, MN 55440    President

Marietta L. Johns        Senior Vice President-       None
IDS Tower 10             Field Management
Minneapolis, MN 55440

James E. Kaarre          Vice President-              None
IDS Tower 10             Marketing Information
Minneapolis, MN  55440

PAGE 29
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Linda B. Keene           Vice President-              None
IDS Tower 10             Market Development
Minneapolis, MN  55440

G. Michael Kennedy       Vice President-Investment    None
IDS Tower 10             Services and Investment
Minneapolis, MN  55440   Research

Susan D. Kinder          Senior Vice President-       None
IDS Tower 10             Human Resources
Minneapolis, MN 55440

Richard W. Kling         Senior Vice President-       None
IDS Tower 10             Risk Management Products
Minneapolis, MN  55440

Paul F. Kolkman          Vice President-              None
IDS Tower 10             Actuarial Finance
Minneapolis, MN 55440

Claire Kolmodin          Vice President-              None
IDS Tower 10             Service Quality
Minneapolis, MN  55440

David S. Kreager         Group Vice President-        None
Ste 108 Trestle Bridge V Greater Michigan
5136 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai        Director and Senior          None
IDS Tower 10             Vice President-Field
Minneapolis, MN 55440    Management and Business
                         Systems

Mitre Kutanovski         Group Vice President-        None
Suite 680                Chicago Metro
8585 Broadway
Merrillville, IN  48410

Edward Labenski          Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN 55440    Manager

Kurt A. Larson           Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN  55440   Manager

Lori J. Larson           Vice President-              None
IDS Tower 10             Variable Assets Product
Minneapolis, MN  55440   Development

PAGE 30
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Ryan R. Larson           Vice President-              None
IDS Tower 10             IPG Product Development
Minneapolis, MN 55440

Daniel E. Laufenberg     Vice President and           None
IDS Tower 10             Chief U.S. Economist
Minneapolis, MN  55440

Richard J. Lazarchic     Vice President-              None
IDS Tower 10             Senior Portfolio
MInneapolis, MN  55440   Manager

Peter A. Lefferts        Senior Vice President-       None
IDS Tower 10             Corporate Strategy and
Minneapolis, MN  55440   Development

Douglas A. Lennick       Director and Executive       None
IDS Tower 10             Vice President-Private
Minneapolis, MN  55440   Client Group

Mary J. Malevich         Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN 55440    Manager

Fred A. Mandell          Vice President-              None
IDS Tower 10             Field Marketing Readiness
Minneapolis, MN  55440

Daniel E. Martin         Group Vice President-        None
Suite 650                Pittsburgh Metro
5700 Corporate Drive
Pittsburgh, PA  15237

William J. McKinney      Vice President-              None
IDS Tower 10             Field Management
Minneapolis, MN  55440   Support

Thomas W. Medcalf        Vice President-              None
IDS Tower 10             Senior Portfolio Manager
Minneapolis, MN 55440

William C. Melton        Vice President-              None
IDS Tower 10             International Research
Minneapolis, MN 55440    and Chief International
                         Economist

Janis E. Miller          Vice President-              None
IDS Tower 10             Variable Assets
Minneapolis, MN 55440

PAGE 31
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

James A. Mitchell        Executive Vice President-    None
IDS Tower 10             Marketing and Products
Minneapolis, MN 55440

John P. Moraites         Group Vice President-        None
Union Plaza Suite 900    Kansas/Oklahoma
3030 Northwest Expressway
Oklahoma City, OK  73112

Pamela J. Moret          Vice President-              None
IDS Tower 10             Corporate Communications
Minneapolis, MN 55440

Barry J. Murphy          Senior Vice President-       None
IDS Tower 10             Client Service
Minneapolis, MN  55440

Robert J. Neis           Vice President-              None
IDS Tower 10             Information Systems
Minneapolis, MN 55440    Operations

Ronald E. Newton         Group Vice President-        None
319 Southbridge St.      Rhode Island/Central
Auburn, MA  01501        Massachusetts

Thomas V. Nicolosi       Group Vice President-        None
Suite 220                New York Metro Area
500 Mamaronick Avenue
Harrison, NY  10528

James R. Palmer          Vice President-              None
IDS Tower 10             Taxes
Minneapolis, MN 55440

Carla P. Pavone          Vice President-              None
IDS Tower 10             Specialty Service Teams
Minneapolis, MN  55440   and Emerging Business

Susan B. Plimpton        Vice President-              None
IDS Tower 10             Segmentation Development
Minneapolis, MN 55440    and Support

Larry M. Post            Group Vice President-        None
One Tower Bridge         Philadelphia Metro
100 Front Street 8th Fl
West Conshohocken, PA  19428

PAGE 32
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Ronald W. Powell         Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN 55440    Counsel

James M. Punch           Vice President-              None
IDS Tower 10             Geographical Service
Minneapolis, MN 55440    Teams

Frederick C. Quirsfeld   Vice President-Taxable       None
IDS Tower 10             Mutual Fund Investments
Minneapolis, MN 55440

R. Daniel Richardson     Group Vice President-        None
Suite 800                Southern Texas
Arboretum Plaza One
9442 Capital of Texas Hwy N.
Austin, TX  78759

Roger B. Rogos           Group Vice President-        None
One Sarasota Tower       Western Florida
Suite 700
Two N. Tamiami Trail
Sarasota, FL  34236

ReBecca K. Roloff        Vice President-1994          None
IDS Tower 10             Program Director
Minneapolis, MN  55440

Stephen W. Roszell       Vice President-              None
IDS Tower 10             Advisory Institutional
Minneapolis, MN  55440   Marketing

Max G. Roth              Group Vice President-        None
Suite 201 S IDS Ctr      Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Robert A. Rudell         Vice President-              None
IDS Tower 10             American Express
Minneapolis, MN 55440    Institutional Services

John P. Ryan             Vice President and           None
IDS Tower 10             General Auditor
Minneapolis, MN 55440

PAGE 33
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Russell L. Scalfano      Group Vice President-        None
Suite 201 Exec Pk East   Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz        Group Vice President-        None
Suite 205                Arizona/Las Vegas
7333 E Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek       Vice President-              None
IDS Tower 10             Assured Assets
Minneapolis, MN  55440

Donald K. Shanks         Vice President-              None
IDS Tower 10             Property Casualty
Minneapolis, MN  55440

F. Dale Simmons          Vice President-Senior        None
IDS Tower 10             Portfolio Manager,
Minneapolis, MN 55440    Insurance Investments

Judy P. Skoglund         Vice President-              None
IDS Tower 10             Human Resources and
Minneapolis, MN  55440   Organization Development

Julian W. Sloter         Group Vice Presidnet-        None
Ste 1700 Orlando FinCtr  Orlando/Jacksonville
800 North Magnolia Ave.
Orlando, FL  32803

Ben C. Smith             Vice President-              None
IDS Tower 10             Workplace Marketing
Minneapolis, MN  55440

William A. Smith         Vice President and           None
IDS Tower 10             Controller-Private
Minneapolis, MN 55440    Client Group

James B. Solberg         Group Vice President-        None
IDS Tower 10             Eastern Iowa Area
Minneapolis, MN 55440

Bridget Sperl            Vice President-              None
IDS Tower 10             Human Resources
Minneapolis, MN 55440    Management Services

PAGE 34
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Paul J. Stanislaw        Group Vice President-        None
Suite 1100               Southern California
Two Park Plaza
Irvine, CA  92714

Lois A. Stilwell         Group Vice President-        None
Suite 433                Outstate Minnesota Area/
9900 East Brn Road       North Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann    Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN 55440    Counsel

James J. Strauss         Vice President-              None
IDS Tower 10             Corporate Planning
Minneapolis, MN 55440    and Analysis

Jeffrey J. Stremcha      Vice President-Information   None
IDS Tower 10             Resource Management/ISD
Minneapolis, MN  55440

Neil G. Taylor           Group Vice President-        None
Suite 425                Seattle/Tacoma
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas           Senior Vice President-       Director
IDS Tower 10             Information and
Minneapolis, MN 55440    Technology

Melinda S. Urion         Vice President and           Treasurer
IDS Tower 10             Corporate Controller
Minneapolis, MN 55440

Peter S. Velardi         Group Vice President-        None
Suite 180                Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer  Group Vice President-        None
Suite 100                Denver/Salt Lake City/
Stanford Plaza II        Albuquerque
7979 East Tufts Ave Pkwy
Denver, CO  80237

Wesley W. Wadman         Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN 55440    Manager

PAGE 35
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Norman Weaver Jr.        Senior Vice President-       None
1010 Main St Suite 2B    Field Management
Huntington Beach, CA  92648

Michael L. Weiner        Vice President-              None
IDS Tower 10             Corporate Tax
Minneapolis, MN 55440    Operations

Lawrence J. Welte        Vice President-              None
IDS Tower 10             Investment Administration
Minneapolis, MN  55440

Jeffry M. Welter         Vice President-              None
IDS Tower 10             Equity and Fixed Income
Minneapolis, MN  55440   Trading

William N. Westhoff      Senior Vice President and    None
IDS Tower 10             Global Chief Investment
Minneapolis, MN  55440   Officer

Thomas L. White          Group Vice President-        None
Suite 200 Cambridge Ct   Cleveland Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams         Group Vice President-        None
Suite 250                Virginia
3951 Westerre Parkway
Richmond, VA  23233

Edwin M. Wistrand        Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN 55440    Counsel

Michael R. Woodward      Senior Vice President-       None
32 Ellicott St Ste 100   Field Management
Batavia, NY  14020

Item 29(c).  Not applicable.

Item 30.     Location of Accounts and Records

             IDS Financial Corporation
             IDS Tower 10
             Minneapolis, MN  55440

Item 31.     Management Services

             Not Applicable.

PAGE 36
Item 32.     Undertakings

             (a)  Not Applicable.

             (b)  Not Applicable.

             (c)  Not Applicable.

PAGE 35
                             SIGNATURE

Pursuant to the requirement of the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota, on the 1st day of November, 1995.


               TAX-FREE INCOME TRUST


               By
                  William H. Dudley
                  President


Pursuant to the requirements of the Investment Company Act of 1940, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                             Title                 Date



By                                    Trustee, Treasurer    November 1, 1995
   William H. Dudley



By                                    Trustee               November 1, 1995
   David R. Hubers